Cover	Aug. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 21, 2025
Entity File Number	333-202948
Entity Registrant Name	Fuse Group Holding Inc.
Entity Central Index Key	0001636051
Entity Tax Identification Number	47-1017473
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	805 W. Duarte Rd.
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Arcadia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91007
City Area Code	626
Local Phone Number	210-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false